Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has transactions with during the years ended September 30, 2020, 2021 and 2022:

Name		Relationship
(a)	Henglong Chen	A significant shareholder of the Company
(b)	Huiyan Xie	General manager and non-controlling shareholder of Dilang
(c)	Huajian Xu	A shareholder of the Company
(d)	Shuang Wu	Chief Operating Officer and a significant shareholder of the Company
(e)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(f)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(g)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(h)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(i)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(j)	Beijing Weiqi Technology Co., Ltd.	Wholly owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang
(k)	Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% share holding
(l)	Nanjing Mingfeng Technology Co.,Ltd.	Equity investments with 30% share holding
(m)	Shandong Xingneng’an New Energy Technology Co., Ltd.	Equity investments with 25% share holding
(n)	Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% share holding

Amount due from related parties

	As of September 30,
	2021	2022
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)(1)&(2)	$-	$3,829,335
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)(1)	1,771,585	3,445,715
Shenzhen Star Cycling Network Technology Co., Ltd. (k)(1)	310,395	1,072,945
Jiangsu Youdi Technology Co., Ltd. (n)(1)&(2)	-	372,733
Jiangsu Xinzhongtian Suye Co., Ltd. (h)(1)	678,600	452,048
Shuang Wu (d)(3)	163,448	214,441
Beijing Weiqi Technology Co., Ltd. (j)(2)	32,830	26,715
Jianhui Ye (f)(3)	2,010	4,742
Huajian Xu (c)(3)	265,357	-
Nanjing Mingfeng Technology Co.,Ltd. (l)(2)	228,774	-
Huiyan Xie (b)(3)	71,636	-
Amount due from related parties - current	$3,524,635	$9,418,674

Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)(5)	310,395	-
Amount due from related parties - non-current	$310,395	$-

As of September 30, 2021 and 2022, amount due from related parties, consisted of the following:

(1)	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
(2)	The balance mainly is loans with annual interest as stated in contracts to associates.
(3)	The balances mainly is advances made to the managements for the Company’s daily operational purposes.
(4)	The balance represented the receivable generated from the sales of e-bicycles.
(5)	The balance mainly represented the deposit for conducting original design manufacture (“ODM”) of e-bicycles and the deposit will be returned in one year

Amount due to related parties

As of September 30, 2021 and 2022, amount due to related parties, consisted of the following:

	As of September 30,
	2021	2022
Huiyan Xie (b)(1)	$-	$477,335
Yan Fang €(1)	70,840	30,672
Nanjing Mingfeng Technology Co.,Ltd. (l)(2)	-	82,717
Shenzhen Star Asset Management Co., Ltd. (k)(2)	1,009	914
Amount due to related parties	$71,849	$591,638

(1)	The balances mainly represented the expenses paid on behalf of the Company for daily operation.
(2)	The balances represented the payable for purchasing e-bicycles.

Related party transactions

For the years ended September 30, 2020, 2021 and 2022, the Company had the following material related party transactions:

		Years Ended September 30,
Related Parties	Nature	2020	2021	2022
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)	Purchase of e-bicycles from a related party	$(4,538,100)	$(6,048,053)	$(4,029,157)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)	Interest-free loan to a related party	856,458	-	-
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)	Collection of loan to a related party	(856,458)	-	-
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Purchase of e-bicycles, gears and parts from a related party	(851,606)	(915,213)	(1,188,752)
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Rental fee and utility fee	(63,378)	(146,607)	-
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Interest-free loan to a related party	185,566	-	-
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Collection of loan to a related party	(186,993)	-	-
Shenzhen Star Cycling Network Technology Co., Ltd. (k)	Loan to a related party	-	310,395	915,583
Nanjing Mingfeng Technology Co.,Ltd. (l)	Loan to a related party	-	228,774	-
Nanjing Mingfeng Technology Co.,Ltd. (l)	Interest-free loan to a related party for its daily operational purposes		-	305,194
Nanjing Mingfeng Technology Co.,Ltd. (l)	Repayment of interest-free loan to a related party	-	-	(534,090)
Henglong Chen (a)	Interest-free loan to a shareholder*	377,634	-	-

		Years Ended September 30,
Related Parties	Nature	2020	2021	2022
Henglong Chen (a)	Collection of loan from a shareholder*	(391,116)	(1,821,847)	(2,992,126)
Beijing Weiqi Technology Co., Ltd. (j)	Sales of e-bicycles to a related party	107,314	12,341	-
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Purchase of battery pack from a related party	-	-	(1,498,964)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Loan to a related party	-	-	3,051,944
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Long-term investment in a related party	-	-	(1,525,972)
Huiyan Xie (b)	Loan from a related party	-	-	504,334
Huiyan Xie (b)	Repayment of interest-free loan to a related party	-	-	(70,198)
Jianhui Ye (f)	Loan from a related party	-	-	127,720
Jianhui Ye (f)	Repayment of interest-free loan to a related party	4,289,426	-	(132,115)
Fang Y€(e)	Repayment of interest-free loan to a related party	-	-	(45,427)
Jiangsu You Technology Co., Ltd. (n)	Interest-free loan to a related party for its daily operational purposes	-	-	296,200
Jiangsu You Technology Co., Ltd. (n)	Loan to a related party	-	-	457,792

*	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 15 (d). The loans made to Henglong Chen which were for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings. $3,053,388 of the loans were collected before September 30, 2022.